Organization and Business Description (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities of FBS Cayman

The accompanying consolidated financial statements reflect the activities of FBS Cayman and the following entity:

Subsidiary	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Success Elite Development Limited (SEDL)	February 22, 2022	BVI	100% owned by FBS Cayman	Investment Holding Company

Finebuild Systems Pte Ltd (“FBS SG”)	March 09, 1996	Singapore	100% owned by SEDL	General Contractors Building construction including major upgrading works

FBS Holdings Pte Ltd (“FBS Holdings”)	March 08, 2019	Singapore	100% owned by SEDL	Other Holding Companies

Bright Bless Developments Limited (BBDL)	March 07, 2025	BVI	100% owned by FBS Cayman	Investment Holding Company